Cover	Aug. 18, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2025
Securities Act File Number	001-38990
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Entity Tax Identification Number	83-4629508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8001 Forsyth Boulevard
Entity Address, Address Line Two	Suite 1025
Entity Address, City or Town	Clayton
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	655-9333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ADVWW
Security Exchange Name	NASDAQ